Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Lease Cost
The Company has entered into non-cancellable operating leases for offices and vehicles. Lease cost recognized in the Company’s consolidated statements of income is summarized as follows:
	Year ended December 31, 2024(1)	Year ended December 31, 2025
Operating lease costs	54,914	$1,353,193
Total lease cost:	54,914	$1,353,193

(1)	Results for the year ended December 31, 2024 reflect data for the period from the acquisition of MPC Capital on December 16, 2024, through December 31, 2024.

Other Information about Leases
Other information about lease amounts recognized in the consolidated financial statements, as of December 31, 2024 and 2025, is as follows:
Year ended December 31, 2024
Weighted-average remaining lease term – 6.44 years
Weighted-average discount rate – 2.15%
Year ended December 31, 2025
Weighted-average remaining lease term – 5.31 years
Weighted-average discount rate – 2.12%

Undiscounted Cash Flow of Lease Liability

The following table depicts the undiscounted cashflow on an annual basis of each of the next five years and the sum for all the years thereafter:
Year ended December 31, 2025
1 year	$1,353,449
1-2 years	1,321,639
2-3 years	1,308,803
3-4 years	1,308,803
4-5 years	1,308,803
5+ years	1,308,803
Total undiscounted cashflow	7,910,300
Interest	(492,674)
Lease Liability as of December 31, 2025	$7,417,626